Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000174122
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Institutional Class
Trading Symbol	RWCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND..
Additional Information Phone Number	1-855-RWC-FUND.
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Institutional Class Shares	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
AssetsNet	$ 196,244,019
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,068,992
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.0%
Congo, the Democratic Republic of	1.6%
United Kingdom	1.7%
Greece	2.4%
Vietnam	2.6%
Mexico	2.9%
Zambia	3.3%
Taiwan	6.6%
South Korea	6.8%
South Africa	9.1%
Brazil	10.0%
India	10.4%
China	38.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.6%
BYD, Cl H	3.9%
MediaTek	3.8%
Samsung Electronics	3.4%
First Quantum Minerals	3.4%
Kuaishou Technology, Cl B	3.3%
Meituan, Cl B	3.1%
Taiwan Semiconductor Manufacturing	2.8%
Longfor Group Holdings	2.8%
Bharti Airtel	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-RWC-FUND.
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000174121
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Class I
Trading Symbol	RWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND..
Additional Information Phone Number	1-855-RWC-FUND.
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Class I Shares	$66	1.36%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%
AssetsNet	$ 196,244,019
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,068,992
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.0%
Congo, the Democratic Republic of	1.6%
United Kingdom	1.7%
Greece	2.4%
Vietnam	2.6%
Mexico	2.9%
Zambia	3.3%
Taiwan	6.6%
South Korea	6.8%
South Africa	9.1%
Brazil	10.0%
India	10.4%
China	38.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.6%
BYD, Cl H	3.9%
MediaTek	3.8%
Samsung Electronics	3.4%
First Quantum Minerals	3.4%
Kuaishou Technology, Cl B	3.3%
Meituan, Cl B	3.1%
Taiwan Semiconductor Manufacturing	2.8%
Longfor Group Holdings	2.8%
Bharti Airtel	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-RWC-FUND.
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000253898
Shareholder Report [Line Items]
Fund Name	Ecofin Global Renewables Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ECOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Ecofin Global Renewables Infrastructure Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Renewables Infrastructure Fund, Institutional Class Shares	$46	0.99%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%
AssetsNet	$ 173,792,547
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 483,482
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.5%
Denmark	1.2%
Belgium	1.4%
Brazil	2.1%
Japan	2.3%
Spain	4.1%
Portugal	4.3%
Germany	4.5%
Switzerland	5.0%
China	5.4%
United Kingdom	9.0%
Italy	13.5%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Clearway Energy Inc, Cl C	6.7%
Enel SPA	6.0%
ReNew Energy Global PLC, Cl A	5.9%
Exelon Corp	5.5%
Dominion Energy Inc	5.2%
BKW AG	5.0%
ERG SPA	5.0%
Avista Corp	4.8%
Constellation Energy Corp	4.6%
National Grid PLC	4.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30.
Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000253897
Shareholder Report [Line Items]
Fund Name	Ecofin Global Renewables Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	ECOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Ecofin Global Renewables Infrastructure Fund (the "Fund") for the period from December 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Renewables Infrastructure Fund, Class A Shares	$39	1.24%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	1.24%
AssetsNet	$ 173,792,547
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 483,482
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.5%
Denmark	1.2%
Belgium	1.4%
Brazil	2.1%
Japan	2.3%
Spain	4.1%
Portugal	4.3%
Germany	4.5%
Switzerland	5.0%
China	5.4%
United Kingdom	9.0%
Italy	13.5%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Clearway Energy Inc, Cl C	6.7%
Enel SPA	6.0%
ReNew Energy Global PLC, Cl A	5.9%
Exelon Corp	5.5%
Dominion Energy Inc	5.2%
BKW AG	5.0%
ERG SPA	5.0%
Avista Corp	4.8%
Constellation Energy Corp	4.6%
National Grid PLC	4.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 26, 2025, the Ecofin Global Renewables Infrastructure Fund changed its fiscal year end to September 30.
Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/